Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
(9)	Income Taxes

The composition of income tax expense for the years ended December 31, 2014, 2013, and 2012 was as follows:

Current:
Federal	$1,105	$584	$651
State	137	71	156
Total current	1,242	655	807
Deferred:
Federal	2,353	1,485	(197)
State	447	282	(64)
Total deferred	2,800	1,767	(261)

Total income tax expense	$4,042	$2,422	$546

Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2014, 2013, and 2012 are as follows:

(in thousands)	2014		2013		2011
	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$11,696		$7,396		$3,368
Tax at statutory federal income tax rate	$3,977	34.00%	$2,515	34.00%	$1,145	34.00%
Tax-exempt income	(348)	(2.98)	(353)	(4.77)	(380)	(11.27)
State income tax, net of federal tax benefit	385	3.30	233	3.15	61	1.81
Release of prior year over accrual	0	0.00	0	0.00	(371)	(11.01)
Other, net	28	0.24	27	0.37	91	2.70
Provision for income tax expense	$4,042	34.56%	$2,422	32.75%	$546	16.23%

The components of deferred tax assets and deferred tax liabilities at December 31, 2014 and 2013 are as follows:

(in thousands)	2014	2013

Deferred tax assets:
Allowance for loan losses	$3,458	$5,213
Impairment of other real estate owned	1,233	1,771
Goodwill	1,786	2,134
Available-for-sale securities	0	914
Deferred taxes on pension	0	0
Nonaccrual loan interest	1,069	1,015
Core deposit intangible	689	822
Pension	985	896
Deferred taxes on pension	998	0
Deferred compensation	130	44
Other	250	322

Total deferred tax assets	$10,598	$13,131

Deferred tax liabilities:
Available-for-sale securities	$131	$0
Premises and equipment	1,160	988
Mortgage servicing rights	1,022	1,114
Deferred taxes on pension	0	328
Assets held for sale	114	112
FHLB stock dividend	0	100
Other	53	72

Total deferred tax liabilities	2,480	2,714

Net deferred tax assets	$8,118	$10,417

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not the Company will realize the benefits of these temporary differences at December 31, 2014 and, therefore, did not establish a valuation reserve.

The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. As of December 31, 2014, 2013, and 2012, respectively, the Company did not have any uncertain tax provisions.